CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (31,408)	$ (9,616)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and disposals	291	132
Share-based compensation	12,250	1,873
Realized loss on sale of short-term investment	100
Exchange rates differences	1	(2)
Fair value adjustment of warrants for preferred shares		168
Changes in operating assets and liabilities:
Decrease (increase) in inventory	174	(293)
(Increase) decrease in accounts receivable	(232)	73
Increase in prepaid expenses and other current assets	(66)	(308)
Increase in accounts payable and accrued expenses	1,422	1,031
(Decrease) increase in deferred revenues	(564)	311
Increase in employee related accrued expenses	261	425
Net cash used in operating activities	(17,771)	(6,206)
CASH FLOWS FROM INVESTING ACTIVITIES:
Change in restricted deposit	(51)	(5)
Sale of short-term investment	35,901
Purchase of property and equipment	(204)	(98)
Net cash provided by (used in) investing activities	35,646	(103)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of options into ordinary shares		4
Issuance of ordinary shares in public offering, net of issuance expenses	64,235	61,654
Proceeds from exercise of warrants to preferred shares		382
Net cash provided by financing activities	64,235	62,040
INCREASE IN CASH AND CASH EQUIVALENTS	82,110	55,731
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	36,999	21,362
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$ 119,109	77,093
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non-cash issuance cost		728
Exercise of warrants into preferred shares		$ 4,732